Regulatory Assets and Liabilities (Regulated Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Regulatory Assets [Line Items]
Regulatory Assets, Current	$ 409	$ 595
Regulatory Assets, Long-term	2,789	2,832
Total regulatory assets	3,198	3,427
Deferred income tax regulatory assets
Regulatory Assets [Line Items]
Total regulatory assets	1,385	1,227
TEC capital cost recovery for early retired assets
Regulatory Assets [Line Items]
Total regulatory assets	727	737
Pension and post-retirement medical plan
Regulatory Assets [Line Items]
Total regulatory assets	316	395
Storm cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	206	613
TEC capital cost recovery for retired Polk Unit 1 components
Regulatory Assets [Line Items]
Total regulatory assets	178	205
Cost recovery clauses
Regulatory Assets [Line Items]
Total regulatory assets	55	33
Deferrals related to derivative instruments
Regulatory Assets [Line Items]
Total regulatory assets	36	42
Environmental remediations
Regulatory Assets [Line Items]
Total regulatory assets	27	29
Stranded cost recovery
Regulatory Assets [Line Items]
Total regulatory assets	25	27
NSPI FAM
Regulatory Assets [Line Items]
Total regulatory assets	102	0
Other
Regulatory Assets [Line Items]
Total regulatory assets	$ 141	$ 119